Share capital (Details) SFr / shares in Units, $ / shares in Units, $ in Millions										3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 22, 2022 CHF (SFr) SFr / shares shares	Jul. 22, 2022 USD ($) $ / shares shares	Jul. 21, 2022 $ / shares	Feb. 02, 2022 CHF (SFr) SFr / shares shares	Dec. 16, 2021 SFr / shares shares	Dec. 16, 2021 $ / shares shares	Apr. 23, 2021 SFr / shares shares	Jan. 08, 2021 CHF (SFr) SFr / shares shares	Jan. 08, 2021 USD ($) shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Mar. 31, 2022 CHF (SFr) shares	Jun. 30, 2021 CHF (SFr) shares	Mar. 31, 2021 CHF (SFr) shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2021 CHF (SFr) shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share capital
Number of treasury shares at beginning of period											(11,374,803)			(11,374,803)
Number of outstanding shares at beginning of period											37,898,149		27,118,774	37,898,149	27,118,774	27,118,774	27,118,774
Issue of shares - capital increase								6,900,000	6,900,000						6,900,000
Issue of shares in form of ADS - capital increase								6,750,000	6,750,000
Settlement of supplier invoices															80,306
Net purchase of treasury shares under liquidity agreement														(21,949)	(19,448)
Other net sale of treasury shares															39,940
Number of treasury shares at end of period										(27,396,752)				(27,396,752)		(11,374,803)	(11,374,803)
Number of outstanding shares at end of period	49,235,768	49,235,768								37,876,200		34,119,572		37,876,200	34,119,572	37,898,149	37,898,149
Treasury shares | SFr										SFr 27,669,822				SFr 27,669,822		SFr 11,703,279
Outstanding capital | SFr										SFr 37,876,200				SFr 37,876,200		SFr 37,898,149
Nominal value per share | SFr / shares								SFr 1.00		SFr 1.00				SFr 1.00		SFr 1.00
Issue price | SFr / shares								SFr 1.46
Share issuance cost | SFr								SFr 1,800,000		SFr 5,000	SFr 210,633	SFr 135,434	SFr 1,767,053	SFr 215,633	SFr 1,902,487
Gross proceeds								SFr 10,100,000	$ 11.5				10,099,323		10,099,323
Other net sales | SFr													80,944		SFr 80,944
Number of treasury shares used to purchase services															80,306
Settlement of supplier invoices | SFr												SFr 56,755	SFr 58,666		SFr 115,421
Addex Pharma SA
Share capital
Proportion of ownership interest in subsidiary				100.00%			100.00%
Armistice Capital LLC
Share capital
Sale of treasury shares under shelf registration	4,500,000	4,500,000			3,752,202	3,752,202
Share sale price | (per share)	SFr 0.27				SFr 1.00	$ 1.08
Number of pre-funded warrants sold	10,500,000	10,500,000														5,478,570	5,478,570
Warrants sale price | (per share)	SFr 0.27															SFr 0.99	$ 1.08
Gross proceeds	SFr 4,100,000	$ 4.2														SFr 9,200,000	$ 10.0
Share issuance cost | SFr																SFr 1,400,000
Costs paid on sales of treasury shares and pre-funded warrants | SFr											SFr 500,000
Number of warrants issued																9,230,772	9,230,772
Exercise price of issued warrants | (per share)																SFr 1.00	$ 1.08
Fair value of issued warrants | SFr / shares																SFr 0.40
Expected volatility																55.57%	55.57%
Annual risk-free rate																(0.64%)	(0.64%)
Value of issued warrants | SFr																SFr 3,700,000
Kepler Cheuvreux
Share capital
Other net sale of treasury shares														0	39,940
Sale of treasury shares under shelf registration	1,355,248	1,355,248
Share sale price | SFr / shares	SFr 0.34
Other net sales | SFr															SFr 80,944
Roger Mills
Share capital
Number of treasury shares used to purchase services															41,937
Treasury Shares Reserve | Kepler
Share capital
Number of treasury shares at beginning of period											(91,370)			(91,370)
Number of treasury shares at end of period										(113,319)				(113,319)		(91,370)	(91,370)
Other financial assets | Kepler
Share capital
Treasury shares | SFr										SFr 3,561				SFr 3,561		SFr 17,145
Common shares
Share capital
Number of issued shares at beginning of period											49,272,952		32,848,635	49,272,952	32,848,635	32,848,635	32,848,635
Issue of shares - capital increase														16,000,000	16,424,317
Number of issued shares at end of period										65,272,952		49,272,952		65,272,952	49,272,952	49,272,952	49,272,952
Treasury shares
Share capital
Number of treasury shares at beginning of period											(11,374,803)		(5,729,861)	(11,374,803)	(5,729,861)	(5,729,861)	(5,729,861)
Issue of shares - capital increase														(16,000,000)	(9,524,317)
Settlement of supplier invoices															80,306
Net purchase of treasury shares under liquidity agreement														(21,949)	(19,448)
Other net sale of treasury shares															39,940
Number of treasury shares at end of period										(27,396,752)		(15,153,380)		(27,396,752)	(15,153,380)	(11,374,803)	(11,374,803)
Treasury shares | Addex Pharma SA
Share capital
Issue of shares - capital increase				16,000,000			9,524,317
Issue price | SFr / shares				SFr 1.00			SFr 1.00
Share issuance cost | SFr				SFr 200,000
American Depositary Shares (each representing 6 ordinary shares) | Armistice Capital LLC
Share capital
Sale of treasury shares under shelf registration	750,000	750,000			625,367	625,367
Share sale price | (per share)		$ 1.70			SFr 6.00	$ 6.50
Number of pre-funded warrants sold	1,750,000	1,750,000														913,095	913,095
Warrants sale price | (per share)		$ 1.69														SFr 5.99	$ 6.49
Exercise price of pre-funded warrants | $ / shares		$ 0.01	$ 0.01														$ 0.01
Number of warrants issued																1,538,462	1,538,462
Exercise price of issued warrants | (per share)																SFr 6.00	$ 6.5
Fair value of issued warrants | SFr / shares																SFr 2.4